KIRKLAND & ELLIS LLP
PARTNERSHIPS INCLUDING PROFESSIONAL CORPORATIONS
200 East Randolph Drive
Chicago, Illinois 60601

Nabil Sabki
To Call Writer Directly:	(312) 861-2000	Facsimile:
(312) 861-2369 nsabki@kirkland.com		312-861-2200
January 31, 2007
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	Kirr, Marbach Partners Value Fund (Registration Nos. 333-65829; 811-9067)
Dear Ladies and Gentlemen:
     In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment No. 9 to the Fund’s Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1993, as amended (the “Act”), in accordance with Rule 497(j) under the Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund’s Post-Effective Amendment No. 9, and (ii) the text of the Fund’s Post-Effective Amendment No. 9 was filed electronically on January 26, 2007 (with an effective date of January 26, 2007).
     Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours, KIRKLAND & ELLIS LLP
/s/ Nabil Sabki

Nabil Sabki